Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	December 31, 2020	December 31, 2019

Accounts payable	$80,548	$90,720
Accrued payroll and related costs	46,650	51,115
Credit cards payable	49,045	56,759
Insurance	-	14,982
Other	10,803	4,429
Total	$187,046	$218,005